SUPPLEMENTAL CASH FLOW INFORMATION - Acquisitions and other strategic transactions, net of cash acquired (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 03, 2023
Disclosure of detailed information about borrowings [line items]
Proceeds from sales of investments other than investments accounted for using equity method	$ 829	$ 829	$ 0
Business Combination And Other, Consideration Transferred, Acquisition-Date Fair Value, Net Of Cash Acquired		(16,215)	(9)
Proceeds from sales of interests in associates		2,155
Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Consideration Transferred, Acquisition-Date Fair Value, Net		(16,903)	0
Cash consideration				$ 19,033
Bank Advances Recognised As Of Acquisition Date				$ (25)
Other
Disclosure of detailed information about borrowings [line items]
Consideration Transferred, Acquisition-Date Fair Value, Net		(141)	$ (9)
Cash consideration	$ 153	$ 153